Jan. 17, 2025
Brookmont Catastrophic Bond ETF
SUMMARY – Brookmont Catastrophic Bond ETF
Investment Objective
The primary investment objective of the Brookmont Catastrophic Bond ETF (the “Fund”) is to seek to generate current income with a secondary objective of capital preservation.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Brookmont Catastrophic Bond ETF Brookmont Catastrophic Bond ETF
Management Fees	1.20%
Distribution and Service (12b-1) Fees	none	[1]
Other Expenses	0.38%	[2]
Total Annual Operating Expenses	1.58%
Waivers and Reimbursements	none	[3]
Total Annual Fund Operating Expenses	1.58%
[1]	Under the Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees.
[2]	Other Expenses are estimated for the Fund’s initial fiscal year.
[3]	The Adviser has contractually agreed to reduce fees and/or reimburse the Fund to the extent that total fund operating expenses exceed 2.0%. This agreement is in effect through December 31, 2025, and thereafter is reevaluated on an annual basis. The expense reimbursement arrangement relates to all expenses incurred by the Fund except interest, taxes, brokerage commissions, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, including, but not limited to, Acquired Fund Fees and Expenses. The waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This agreement shall terminate automatically upon the termination of the investment management agreement with the Adviser.

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower. Investors in the Fund may pay brokerage commissions on their purchases and sales of Fund shares, which are not included in the examples below. The Example reflects expense limitation agreements and/or waivers, if any, in effect for the one-year period and the first year of the three-year period. Your actual costs may be higher or lower.

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Brookmont Catastrophic Bond ETF | Brookmont Catastrophic Bond ETF | USD ($)	161	499

Portfolio Turnover

The Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the date of this Prospectus, no annual portfolio turnover rate information is available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in catastrophe bonds. Catastrophe bonds, also known as event-linked or insurance-linked bonds, are structured securities whereby insurers or reinsurers transfer specific risks, typically those associated with severe events such as catastrophes or natural disasters, to capital market investors. These investments also may cover risks such as mortality, longevity and operational risks. For purposes of the Fund’s 80% test, catastrophe bonds include other forms of insurance-linked securities (“ILS”), including quota share instruments (a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio of catastrophe-oriented policies), bonds or notes issued in connection with excess-of-loss, stop-loss, or other non-proportional reinsurance (“Excess of Loss Notes”), collateralized reinsurance investments and industry loss warranties, and other insurance-and reinsurance-related bonds.

The return of principal and the payment of interest and/or dividend payments with respect to catastrophe bonds and other ILS typically are contingent on the non-occurrence of a pre-defined “trigger” event, such as a hurricane or an earthquake of a specific magnitude or insurance losses or other metrics exceeding a specific amount. The trigger event’s magnitude may be based on losses to a company or industry, industry indexes or readings of scientific instruments, or may be based on specified actual losses. If a trigger event (as defined within the terms of a catastrophe bond or other ILS) occurs, the Fund may lose a portion or all of its principal invested in such security and the right to additional interest and/or dividend payments with respect to the security.

Trigger Events

Trigger events with respect to the Fund’s investments typically relate to natural disasters or events, including hurricanes, windstorms, tornados, fires, floods, and other weather-related phenomena. Trigger events may also include earthquakes and tsunamis. In addition, catastrophe bonds may have trigger events that are non-natural catastrophes, such as plane crashes, or other events resulting in a specified level of physical or economic loss, such as mortality or longevity (life-span). The Fund does not expect to invest significantly in such securities.

Trigger events are typically defined by three criteria: an event; a geographic area in which the event must occur; and a threshold of economic or physical loss (either actual or modeled) caused by the event, together with a method to measure such loss. In order for a trigger event to be deemed to have occurred, each of the three criteria must be satisfied while the bond is outstanding. The Fund has no limit as to the types of natural catastrophes, geographic areas or thresholds of loss referenced by event-linked bonds in which it can invest. Generally, the event is a natural peril of a kind that results in significant physical or economic loss.

Within each natural peril and geographic region, the Fund seeks to diversify exposures to underlying insurance and reinsurance carriers, trigger types, and lines of business.

Because catastrophe bonds and other forms of ILS are typically rated below investment grade or unrated, a substantial portion of the Fund’s assets ordinarily will consist of below investment grade (high yield) debt securities that are high risk or speculative. Securities in which the Fund may invest may also be subordinated or “junior” to more senior securities of the issuer. The rating for a catastrophe bond primarily reflects the rating agency’s calculated probability that a pre-defined trigger event will occur, which will cause a loss of principal. This rating may also assess the credit risk of the bond’s collateral pool, if any, and the reliability of the model used to calculate the probability of a trigger event.

The Fund has no limit as to the maturity of the securities in which it invests. Catastrophe bonds typically have maturities between three and five years, while quota shares, collateralized reinsurance investments and industry loss warranties typically have maturities that generally do not exceed two years. Maturity is a measure of the time remaining until final payment on the security is due.

The Fund invests in catastrophe bonds across a varied group of available perils and geographic regions (for example, Florida hurricanes, California earthquakes, Japan typhoons, Europe windstorms, and Europe earthquakes). There are no limits on the Fund’s potential investment in a particular issue, peril or geographic exposure. However, from time to time, the Fund may have relatively more exposure to U.S.-related perils. In addition, from time to time, the Fund may have relatively more exposure to catastrophe bonds linked to Florida hurricanes than to other regions or perils as a result of the greater availability of such investments in proportion to the overall market.

In addition to catastrophe bonds and other ILS, the Fund may invest in a broad range of issuers and segments of the debt securities market. Debt securities may include instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, those of U.S. and non-U.S. governmental entities (including government agencies and instrumentalities), floating rate loans and other floating rate securities, subordinated debt securities, certificates of deposit, money market securities, securities of other investment companies (including mutual funds, exchange-traded funds and closed-end funds) that invest primarily in debt securities, and cash, cash equivalents and other short term holdings.

The Fund’s investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, floating rate, contingent, deferred, payment in kind and auction rate features.

Catastrophe bonds and other ILS may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other U.S. or non-U.S. entities. Accordingly, the Fund may invest in catastrophe bonds and other ILS issued by non-U.S. issuers. The Fund may also invest in special purpose vehicles (“SPVs”) that issue catastrophe bonds or other ILS. These SPVs are typically organized as offshore entities that qualify for exemptions under the Investment Company Act of 1940, as amended (“1940 Act”) and the Securities Act of 1933, as amended (“Securities Act”), such as Section 3(c)(7) of the 1940 Act and Regulation D under the Securities Act. The securities issued by these SPVs are offered to qualified institutional buyers and are structured to transfer specific insurance risks to investors.

The Adviser will have primary responsibility for managing the Fund’s investments, including designing the Fund’s overall investment strategy, liquidity risk management, and ensuring that the Fund’s investments are consistent with all applicable investment limitations. The Adviser is also responsible for overseeing the activities of King Ridge Capital Advisors LLC, the Fund’s investment sub-adviser (the “Sub-Adviser”). The Sub-Adviser will manage a portion of the Fund’s assets, as determined by the Adviser, primarily investments in 144A securities. The Adviser and the Sub-Adviser will select the Fund’s investments utilizing a proprietary methodology based upon qualitative and quantitative elements, including peril type, geography, payout trigger, and issuer. In selecting catastrophe bonds and other ILS for investment, the Adviser and the Sub-Adviser considers their relative return potential in view of their expected relative risk, using quantitative and qualitative analysis. The Adviser’s and Sub-Adviser’s analysis may consider various factors, such as expected loss, probability of occurrence or loss, trigger term (measurement of loss event specific to an instrument) or other terms of an instrument, sponsor quality, deal structure, alignment of interests between the Fund and the sponsoring insurance company, and model accuracy. The Adviser’s analysis guides the Adviser and the Sub-Adviser in determining the desired allocation of reinsurance-related securities by issuer, peril and geographic exposure. The Adviser and Sub-Adviser also may consider the financial condition and risks associated with the sponsoring insurance company, and may rely on information and analysis obtained from brokers, dealers and ratings organizations, among other sources.

The Adviser and Sub-Adviser may sell a portfolio security when it believes the security no longer will contribute to meeting the Fund’s investment objective. The Adviser or Sub-Adviser make that determination based on the same criteria it uses to select portfolio securities.

Non-U.S. Investments

The majority of reinsurance-related security issuers are domiciled outside the United States. As a result, the Fund typically invests a significant portion of its assets in reinsurance-related securities issued outside the U.S. Non-U.S. issuers of reinsurance-related securities include non-U.S. sovereigns (e.g., a government or government backed entity) and non-U.S. entities, including insurance companies, reinsurers, corporations, partnerships, trusts, and other types of business entities.

Non-Diversified

The Fund is a non-diversified fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), but intends to adhere to the diversification requirements applicable to regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is not intended to be a complete investment program.

Principal Risks
Performance

Because the Fund has not yet commenced operations, no performance history has been provided. Performance information will be available at ilsetf.com. Keep in mind that past performance does not indicate future results.

Brookmont Catastrophic Bond ETF | Risk Lose Money [Member]
As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Brookmont Catastrophic Bond ETF | Reinsurance-Related Securities Risks [Member]

Reinsurance-Related Securities Risks. The Fund is subject to the risk that a triggering event(s) of a particular size/magnitude occurring in a designated geographic area, and as a result, the Fund will lose all or a significant portion of the principal it has invested in a particular security and the right to additional interest payments with respect to the security. If multiple triggering events occur that impact a significant portion of the Fund’s portfolio, the Fund could suffer substantial losses. In addition, it is possible that certain triggering events, such as hurricanes, earthquakes and other natural catastrophes, will significantly impact the Fund’s net asset value, market price, and volatility, in the period leading up to, during, and immediately after, such triggering event as market participants assess the impact of the event and the particular terms of the Fund’s investments. A majority of the Fund’s assets will be invested directly or indirectly in reinsurance-related securities tied to natural events and disasters, and there is inherent uncertainty as to whether, when or where such events will occur. There is no way to accurately predict whether a triggering event will occur and, because of this significant uncertainty, reinsurance-related securities carry a high degree of risk.

Brookmont Catastrophic Bond ETF | Quota Share Notes, Excess of Loss Notes and ILW Notes [Member]
●	Quota Share Notes, Excess of Loss Notes and ILW Notes. The Fund will gain exposure to reinsurance contracts through Quota Share Notes and may gain exposure to reinsurance contracts through Excess of Loss Notes and ILW Notes. These securities are subject to the same risks discussed herein for event-linked or catastrophe bonds. In addition, because Quota Share Notes, Excess of Loss Notes and ILW Notes represent an interest, either proportional or non-proportional, in one or more underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contract(s) and, therefore, must rely upon the risk assessment and sound underwriting practices of the sponsor. Accordingly, it may be more difficult for the Adviser or Sub-Adviser to fully evaluate the underlying risk profile of the Fund’s investment in Quota Share Notes, Excess of Loss Notes and ILW Notes, which will place the Fund’s assets at greater risk of loss than if the Adviser or Sub-Adviser had more complete information. The lack of transparency may also make the valuation of Quota Share Notes, Excess of Loss Notes and ILW Notes more difficult and potentially result in mispricing that could result in losses to the Fund. In Quota Share Notes trades, ILW Notes trades and Excess of Loss Notes trades, the Fund cannot lose more than the amount invested.

Brookmont Catastrophic Bond ETF | Event-Linked Bonds [Member]
●	Event-Linked Bonds. Event-linked or catastrophe bonds carry large uncertainties and major risk exposures to adverse conditions. If a trigger event, as defined within the terms of the bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, the Fund may lose a portion or all of its investment in such security, including accrued interest and/or principal invested in such security. Such losses may be substantial. Because catastrophe bonds cover “catastrophic” events that, if they occur, will result in significant losses, catastrophe bonds carry a high degree of risk of loss and are considered “high-yield bonds.” The rating, if any, primarily reflects the rating agency’s calculated probability that a pre-defined trigger event will occur. Thus, lower-rated bonds have a greater likelihood of a triggering event occurring and loss to the Fund.

Brookmont Catastrophic Bond ETF | Moral Hazard Risks [Member]
●	Moral Hazard Risks. Reinsurance-related securities often incorporate specific activation criteria, commonly referred to as “triggers”, one of which is the “indemnity-trigger.” An indemnity trigger is contingent upon the verifiable losses sustained by the ceding sponsor, the entity procuring the reinsurance. Securities possessing this type of trigger present concerns pertaining to “moral hazard”. The underlying reason for this apprehension is the potential for the ceding sponsor to make decisions or interpret losses in a manner detrimental to the Fund. This potential for discrepancy, where the sponsor could potentially skew bond performance through their loss reporting and claim settlement practices, is encapsulated by the term “moral hazard.” In essence, given that bond payouts are intimately tied to the sponsor’s disclosed claims, there exists an inherent risk of misrepresentation.

Brookmont Catastrophic Bond ETF | Market risk [Member]

Market risk. The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.

Brookmont Catastrophic Bond ETF | Debt Securities Risks [Member]
Debt Securities Risks.
Brookmont Catastrophic Bond ETF | Credit Risk [Member]
●	Credit Risk. Credit risk is the risk that an issuer or guarantor of debt instruments will be unable or unwilling to make its timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in their credit ratings. There is the chance that the Fund’s portfolio holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), potentially reducing the Fund’s income level or share price.

Brookmont Catastrophic Bond ETF | High Yield Bond Risk [Member]
●	High Yield Bond Risk. The Fund will invest primarily in securities rated below investment grade or that are unrated and may be subject to greater risks than other investments, including greater levels of risk related to changes in interest rates, credit risk (including a greater risk of default), and illiquidity risk. Such investments are speculative and are more susceptible to real or perceived adverse economic and competitive industry or business conditions than higher-grade investments. Yields on securities rated below investment grade or that are unrated will fluctuate and may, therefore, cause the Fund’s value to be more volatile. Certain investments of the Fund may be initially rated investment grade but may be downgraded to below-investment-grade status (or may be determined by the Adviser or Sub-Adviser to be of comparable quality) after the Fund purchases them. The rating for reinsurance-related securities primarily reflects the rating agency’s calculated probability that a pre-defined trigger event (e.g., a hurricane) will occur. Therefore, securities with a lower rating reflect the rating agency’s assessment of a greater risk that a triggering event will occur and result in a loss. The rating also reflects the reinsurance-related security’s credit risk and the model used to calculate the probability of the trigger event. The rating system for reinsurance-related securities is relatively new and significantly less developed than that of corporate bonds and continues to evolve as the market develops. Most rating agencies rely upon one or more of the reports prepared by the following three independent catastrophe-modeling firms: EQECAT, Inc., AIR Worldwide Corporation, and Risk Management Solutions, Inc. Different methodologies are used to evaluate the probability of various types of pre-defined trigger events. If the reports used by a rating agency are flawed, it may cause the rating agency to assign a rating to a reinsurance-related security that is not justified. Additionally, because there are few major independent catastrophe-modeling firms, the effects of a flawed model or report issued by one or more of such firms will be magnified.

Brookmont Catastrophic Bond ETF | Interest Rate Risk [Member]
●	Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. In addition, the interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate. Floating rate securities are subject to interest rate risk and credit risk.

Brookmont Catastrophic Bond ETF | Floating Rate Instrument Risk [Member]
●	Floating Rate Instrument Risk. Some of the reinsurance-related securities in which the Fund invests are variable rate, or floating-rate, bonds. Floating-rate instruments and similar investments may be illiquid or less liquid than other investments.

Brookmont Catastrophic Bond ETF | Prepayment Risk [Member]
●	Prepayment Risk. Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as the Fund may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in the Fund to change.

Brookmont Catastrophic Bond ETF | Climate Risk [Member]

Climate Risk. Climate Risk refers to the financial and structural vulnerabilities entities face due to changing climatic conditions, including extreme weather events, rising sea levels, and shifts in temperature and precipitation patterns. The unpredictable nature of climate change presents substantial risks to the Fund because trigger events with respect to the Fund’s investments typically relate to natural disasters or events, including hurricanes, windstorms, tornados, fires, floods, and other weather-related phenomena. To the extent that changing climate conditions increase the probability of trigger events occurring, the Fund could lose the principal value and remaining interest payments from its investments in catastrophe bonds, resulting in losses to the Fund and resulting in a decrease in the Fund’s share price.

Brookmont Catastrophic Bond ETF | ETF Risks [Member]
ETF Risks.
Brookmont Catastrophic Bond ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Brookmont Catastrophic Bond ETF | Cash Redemption Risk [Member]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund. In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Brookmont Catastrophic Bond ETF | Costs of Buying or Selling Shares [Member]

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Brookmont Catastrophic Bond ETF | Shares May Trade at Prices Other Than NAV [Member]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Brookmont Catastrophic Bond ETF | Trading [Member]

Trading. Although Shares are listed on a national securities exchange, such as New York Stock Exchange LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Brookmont Catastrophic Bond ETF | Significant Exposure Risk [Member]

Significant Exposure Risk. To the extent that the Fund invests a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Brookmont Catastrophic Bond ETF | Focused Investing Risk [Member]

Focused Investing Risk. Issuers of event-linked bonds and other reinsurance-related securities are generally classified within the financial services sector. The industries within the sector, including issuers of event-linked bonds and other reinsurance-related securities, may be subject to extensive government regulation, which can limit both the amounts and types of financial products they offer. Profitability can be largely dependent on the availability and cost of capital funds and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Insurance companies can be subject to severe price competition. Non-U.S. financial services companies, including insurance companies, may be subject to different levels of regulation than that to which similar companies operating in the U.S. are subject.

Similarly, to the extent the Fund has exposure to a significant extent in investments tied economically to a specific geographic region, country or a particular market, it will have more exposure to regional and country economic risks than it would if it had more geographically diverse investments.

Brookmont Catastrophic Bond ETF | Reinsurance Industry Underperformance Risk [Member]

Reinsurance Industry Underperformance Risk. The performance of reinsurance-related securities and the reinsurance industry itself are tied to the occurrence of various triggering events, including weather, natural disasters (hurricanes, earthquakes, etc.), large catastrophes and other specified events causing physical and/or economic loss. Major natural disasters in populated areas (such as in the cases of Hurricane Katrina in New Orleans in 2005, Superstorm Sandy in the New York City metropolitan area in 2012 and Hurricane Irma in Florida and the Caribbean in 2017) or related to high- value insured property can result in significant losses and investors in reinsurance-related securities tied to such exposures may also experience substantial losses. If the likelihood and severity of natural and other large disasters increase, the risk of significant losses to reinsurers may increase. Typically, one significant triggering event (even in a major metropolitan area) will not result in financial failure for a reinsurer. However, a series of major triggering events could cause the failure of a reinsurer. Similarly, to the extent the Fund invests in reinsurance-related securities for which a triggering event occurs, losses associated with such event will result in losses to the Fund, and a series of major triggering events affecting a large portion of the reinsurance-related securities held by the Fund will result in substantial losses to the Fund. In addition, unexpected events such as natural disasters could lead to government intervention. Political, judicial and legal developments affecting the reinsurance industry could also create new and expanded theories of liability or regulatory or other requirements; such changes could have a material adverse effect on the Fund.

Brookmont Catastrophic Bond ETF | Currency Risk [Member]
Currency Risk. Fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
Brookmont Catastrophic Bond ETF | Non-U.S. Investment Risk [Member]

Non-U.S. Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Securities of non-U.S. issuers may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Securities of non-U.S. issuers also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in securities of non-U.S. issuers also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. As the Fund will invest in securities denominated in non-U.S. currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments that are denominated in non-U.S. currencies and may negatively impact the Fund’s returns.

Brookmont Catastrophic Bond ETF | Liquidity Risk [Member]

Liquidity Risk. Liquidity risk is the risk that particular investments, or investments generally, may be or become impossible or difficult to purchase or sell. Although most of the Fund’s securities and other investments must be liquid at the time of investment, securities and other investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil or due to adverse changes in the conditions of a particular issuer. Liquidity and value of investments can deteriorate rapidly. Markets may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities or when dealer market-making capacity is otherwise reduced. During times of market turmoil, there have been, and may be, no buyers for securities in entire asset classes, including U.S. Treasury securities. A lack of liquidity or other adverse credit market conditions may affect the Fund’s ability to sell the securities in which it invests or to find and purchase suitable investments. When the Fund holds illiquid investments, the Fund may be harder to value, especially in changing markets. If the Fund is forced to sell or unwind an illiquid investment to meet redemption requests or for other cash needs, or to try to limit losses, the Fund may suffer a substantial loss or may not be able to sell at all. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline. In addition, when there is illiquidity in the market for certain securities and other investments, the Fund, due to limitations on investments in illiquid securities, may be unable to achieve its desired level of exposure to a certain sector.

Brookmont Catastrophic Bond ETF | Management Risk [Member]
Management Risk. The Fund is actively-managed and may not meet its investment objective based upon the Adviser or Sub-Adviser’s success or failure to implement investment strategies for the Fund.
Brookmont Catastrophic Bond ETF | Models and Data Risk [Member]

Models and Data Risk. The composition of the Fund’s portfolio is dependent on third-party and proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio that would have been excluded or included had the Models and Data been correct and complete.

Brookmont Catastrophic Bond ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Brookmont Catastrophic Bond ETF | Risk Nondiversified Status [Member]

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Brookmont Catastrophic Bond ETF | Special Purpose Vehicle Risks [Member]
Special Purpose Vehicle Risks. The Fund may invest in SPVs, which involve the following risks in addition to the risks of other types of catastrophe bonds and ILS.
Brookmont Catastrophic Bond ETF | Lack of Voting Rights Risk [Member]
●	Lack of Voting Rights Risk. If the reinsurance-related securities in which the Fund invests carry voting rights, the Fund will ordinarily limit such investments to 5% or less of the issuing SPV’s outstanding voting securities so as not to be deemed an “affiliate” under the 1940 Act. However, to enable the Fund to invest more of its assets in certain SPVs deemed attractive by the Adviser or Sub-Adviser, the Fund may also contractually forego its right to vote securities or may purchase non-voting securities of such SPVs. If the Fund does not limit its voting rights and is deemed an “affiliate” of the SPV, the ability of the Fund to make future investments in the SPV or to engage in other transactions would be severely limited by the requirements of the 1940 Act. Such limitations may interfere with portfolio management of the Fund, which may adversely impact the Fund’s performance.

To the extent the Fund holds non-voting securities of an SPV or contractually foregoes its right to vote securities of an SPV, it will not be able to vote to the full extent of its economic interest on matters that require the approval of the investors in the SPV, including matters that could adversely affect the Fund’s investment in the SPV. This restriction could diminish the influence of the Fund in an SPV and adversely affect its investment in the SPV, which could result in unpredictable and potentially adverse effects on shareholders. Moreover, there is a risk that a court or securities regulators could disregard the statutory definition of “affiliated person,” and still treat the SPV as an affiliated person of the Fund for purposes of the 1940 Act.

Brookmont Catastrophic Bond ETF | Subordinated Securities Risk [Member]
●	Subordinated Securities Risk. Certain SPVs in which the Fund invests may issue multiple tranches of interests to investors. A holder of securities that are subordinated or “junior” to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

Brookmont Catastrophic Bond ETF | Risk of Non-Qualification as a Qualified Institutional Buyer [Member]
●	Risk of Non-Qualification as a Qualified Institutional Buyer. Certain SPVs may require investors to be “qualified institutional buyers” under Rule 144A under the Securities Act. If the Fund fails to meet the requirements to be a qualified institutional buyer, the Fund’s investment opportunities may be more limited as a result of not being eligible to invest in such SPVs.

Brookmont Catastrophic Bond ETF | Valuation Risk [Member]

Valuation Risk. The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued. There is a risk that one or more of the securities in which the Fund invests could be priced incorrectly due to factors such as incomplete data, market instability, or human error. In addition, pricing of reinsurance-related securities is subject to the added uncertainty caused by the inability to generally predict whether, when or where a natural disaster or other triggering event will occur. Even after a natural disaster or other triggering event occurs, the pricing of reinsurance-related securities is subject to uncertainty for a period of time until event parameters, ultimate loss amounts and other factors are finalized and communicated to the Fund. The Fund’s investments in reinsurance-related securities for which market quotations are not available will be fair valued. Even for reinsurance-related securities for which market quotations are generally readily available, upon the occurrence or possible occurrence of a trigger event, and until the completion of the settlement and auditing of applicable loss claims, the Fund’s investment in a reinsurance-related security may be priced using fair value methods. The majority of the Fund’s reinsurance-related securities are priced using fair value methods. Portfolio securities that are valued using techniques other than market quotations, including fair valued securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. There is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Brookmont Catastrophic Bond ETF | Volatility Risk [Member]

Volatility Risk. The market value of the investments in which the Fund invests may increase or decrease, sometimes rapidly and unpredictably, due to the occurrence of trigger events, changes in market perceptions of risk, and other factors unique to the insurance-linked securities market and/or overall market and economic conditions. Because many of the Fund’s investments may be illiquid and/or below investment grade (or unrated, but of a similar quality), the Fund may be subject to increased volatility risk.

Brookmont Catastrophic Bond ETF | Tax and regulated investment company qualification risk [Member]

Tax and regulated investment company qualification risk. As described in the section of this prospectus entitled “DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES” and in the Statement of Additional Information, in order to qualify for the favorable tax treatment generally available to regulated investment companies, at least 90% of the Fund’s gross income each taxable year must consist of qualifying income, the Fund must meet certain asset diversification tests at the end of each fiscal quarter, and the Fund must meet certain distribution requirements for each taxable year. The tax treatment of certain ILS is not entirely clear. Certain of the Fund’s investments (including, potentially, certain ILS) may generate income that is not qualifying income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it has derived for a taxable year until after year-end. The Fund may determine not to make an investment that it otherwise would have made, or may dispose of an investment it otherwise would have retained (potentially resulting in the recognition of taxable gain or loss, and potentially under disadvantageous circumstances), in an effort to meet the qualifying income test.

Certain investments made by the Fund (including certain ILS) may be treated as equity in passive foreign investment companies (“PFICs”) for federal income tax purposes. In general, a PFIC is a foreign corporation (i) that receives at least 75% of its annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or (ii) where at least 50% of its assets (computed based on average fair market value) either produce or are held for the production of passive income. If the Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and additional interest charges on “excess distributions” received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. A “qualified electing fund” election or a “mark to market” election may be available that would ameliorate these adverse tax consequences, but such elections could require the Fund to recognize taxable income or gain (which would be subject to the distribution requirements applicable to regulated investment companies, as described above) without the concurrent receipt of cash. In order to satisfy the distribution requirements and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold (potentially resulting in the recognition of taxable gain or loss, and potentially under disadvantageous circumstances), or the Fund may be required to borrow cash. Gains from the sale of stock of PFICs may also be treated as ordinary income. In order for the Fund to make a qualified electing fund election with respect to a PFIC, the PFIC would have to agree to provide certain tax information to the Fund on an annual basis, which it might not agree to do. The Fund may limit and/or manage its holdings in PFICs to limit its tax liability or maximize its after-tax return from these investments.

If a sufficient portion of the interests in a foreign issuer (including certain ILS issuers) is held or deemed held by the Fund, independently or together with certain other U.S. persons, that issuer may be treated as a “controlled foreign corporation” (a “CFC”) with respect to the Fund, in which case the Fund will be required to take into account each year, as ordinary income, its share of certain portions of that issuer’s income, whether or not such amounts are distributed. The Fund may have to dispose of its portfolio securities (potentially resulting in the recognition of taxable gain or loss, and potentially under disadvantageous circumstances) to generate cash, or may have to borrow the cash, to meet its distribution requirements and avoid fund-level taxes. In addition, some Fund gains on the disposition of interests in such an issuer may be treated as ordinary income. The Fund may limit and/or manage its holdings in issuers that could be treated as CFCs in order to limit its tax liability or maximize its after-tax return from these investments. If the Fund were to fail to qualify for treatment as a regulated investment company, it would generally be taxed in the same manner as an ordinary corporation, and distributions to its shareholders generally would not be deductible by the Fund in computing its taxable income. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test or the diversification test if such failure was due to reasonable cause and not willful neglect, but in order to do so the Fund may incur a significant penalty tax that would reduce (and potentially could eliminate) the Fund’s returns.

Brookmont Catastrophic Bond ETF | Risk Not Insured [Member]
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.